Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties
Disclosure of detailed information about remuneration of key management

	For the period ended
	December 31
(in EUR 000)	2024	2023
Short-term remuneration & compensation (1)	2,038	732
Post-employment benefits	49	33
Share based payment (2)	2,314	143
Total	4,401	908
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

Disclosure of detailed information about transactions with related parties

	For the period ended December 31, 2024			For the period ended December 31, 2023
				Set up of
	Set up of	R&D	Board	Production	R&D	Board
(in EUR 000)	Production Line	Collaboration	Remuneration	Line	Collaboration	Remuneration
Cochlear	242	—	—	584	766	—
Robelga SRL (formerly MINV SA)	—	—	66	—	—	—
Robert Taub	—	—	56	—	—	129
Kevin Rakin	—	—	66	—	—	68
Pierre Gianello	—	—	59	—	—	65
Jurgen Hambrecht	—	—	65	—	—	58
Rita Mills	—	—	65	—	—	64
Virginia Kirby	—	—	58	—	—	59
Wildman Ventures LLC	—	—	70	—	—	86
Total	242	—	505	584	766	529
Amounts outstanding at year-end	—	—	110	—	—	110